UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.        Name and address of issuer:

          Heritage Income Trust
          880 Carillon Parkway
          St. Petersburg, Florida  33716

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2.        The name of each series or class of securities for
          which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

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3.        Investment Company Act File Number: 811-5853

          Securities Act File Number:  33-30361

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4(a).     Last day of fiscal year for which this Form is filed:

          September 30, 2004

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4(b).     [ ]    Check box if this Form is being filed late
                 (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See
                 Instruction A.2).

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [ ]    Check  box if this  is the  last  time  the
             issuer will be filing this Form.

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5.    Calculation of registration fee:

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      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to on
             section 24(f):                                      $30,672,021
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      (ii)   Aggregate price of securities
             redeemed or repurchased
             during the fiscal year:            $65,506,688
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      (iii)  Aggregate price of securities
             redeemed or repurchased
             during any prior fiscal year
             ending no earlier than
             October 11, 1995 that were
             not previously used to reduce
             registration fees payable to
             the Commission:                    $0
                                                --
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      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii):                        $65,506,688
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      (v)    Net sales - if Item 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                                  $0
                                                                          --
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      (vi)  Redemption credits available
             for use in future years - if
             Item 5(i) is less than Item
             5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                   $(34,834,667)
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      (vii)  Multiplier for determining registration fee
             (See Instruction C.9):                               x .0001177
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      (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):                  =$0
                                                                         ---
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6.        Prepaid Shares

          If the response to Item 5(i) was determined by
          deducting an amount of securities that were
          registered under the Securities Act of 1933
          pursuant to rule 24e-2 as in effect before October
          11, 1997, then report the amount of securities
          (number of shares or other units) deducted here:
          0. If there is a number of shares or other units that
          were registered pursuant to rule 24e-2 remaining
          unsold at the end of the fiscal year for which
          this form is filed that are available for use by
          the issuer in future fiscal years, then state that
          number here: 0.
                       --
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7.        Interest due - if this Form is being filed more
          than 90 days after the end of the issuer's fiscal
          year (see Instruction D):                                        +$  0
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8.        Total of the amount of the registration fee due
          plus any interest due plus any interest due [line
          5(viii) plus line 7]:                                            =$  0
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9.        Date the registration fee and any interest payment
          was sent to the Commission's lockbox depository:

          N/A

          Method of Delivery:

                 [ ]  Wire Transfer

                 [ ]  Mail or other means
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                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ K.C. Clark
                              --------------------------------------------------
                              K.C. Clark
                              Executive Vice President,
                              Principal Executive Officer
                              Heritage Income Trust

Date:  December 29, 2004


 *Please print the name and title of the signing officer below the signature.